General and administrative expenses (Details) - Selling, general and administrative expense [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Personnel expenses	R$ (35,618)	R$ (32,400)	R$ (31,317)
Compensation, Payroll charges, Welfare benefits, Provision for labor claims, Dismissals, Training and Other	(27,365)	(25,389)	(24,558)
Employees’ profit sharing and Share-based payment	(8,253)	(7,011)	(6,759)
Administrative expenses	(19,289)	(18,523)	(17,825)
Third-Party and Financial System Services, Security, Transportation and Travel expenses	(8,051)	(7,851)	(7,873)
Data processing and telecommunications	(5,190)	(5,027)	(4,359)
Installations and Materials	(2,395)	(2,243)	(2,201)
Advertising, promotions and publicity	(1,976)	(1,996)	(2,003)
Other	(1,677)	(1,406)	(1,389)
Depreciation and amortization	(7,177)	(6,529)	(5,750)
Other expenses	(17,332)	(18,307)	(14,038)
Selling - credit cards	(6,286)	(6,114)	(6,183)
Claims losses	(801)	(1,007)	(1,143)
Selling of non-financial products	(4,990)	(641)	(365)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(353)	(1,595)	(133)
Provision for lawsuits civil	(1,609)	(1,679)	(1,072)
Provision for tax and social security lawsuits and other risks	(1,019)	(726)	(553)
Refund of interbank costs	(530)	(409)	(354)
Impairment	(383)	(338)	(16)
Other	(1,361)	(5,798)	(4,219)
Total	R$ (79,416)	R$ (75,759)	R$ (68,930)